Shareholder Report, Line Graph (Details) 193575_AAM Crescent CLO ETF_TF_TSR SemiAnnual {TF} - USD ($)			6 Months Ended
	Oct. 31, 2025	Oct. 22, 2025	Apr. 30, 2026
AAM Crescent CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name			AAM Crescent CLO ETF NAV
Accumulated Value	$ 10,011	$ 10,000	$ 10,260
JP Morgan CLOIE Investment Grade Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JP Morgan CLOIE Investment Grade Total Return Index
Accumulated Value	$ 10,014	$ 10,000	$ 10,266